UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March  31, 2011

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2011 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 67.2%
Banks - 0.2%
Charter Financial	8,600	$95,030
Waterstone Financial*	6,400	19,648
		114,678
Chemicals - 4.3%
E.I. Du Pont de Nemours	46,400	2,550,608

Consumer Discretionary - 2.7%
Comcast, Class A	21,700	503,874
Fortune Brands	11,600	717,924
Meredith	4,100	139,072
New York Times, Class A*	9,300	88,071
Walt Disney	2,700	116,343
		1,565,284
Consumer Staples - 7.9%
Campbell Soup	20,400	675,444
Coca-Cola	4,100	272,035
Coca Cola Enterprises	21,600	589,680
Sara Lee	34,300	606,081
SUPERVALU	29,600	264,328
Tootsie Roll Industries	33,212	941,886
Walgreen	22,700	911,178
Wal-Mart Stores	7,800	405,990
		4,666,622
Energy - 11.1%
Clayton Williams Energy*	10,200	1,078,140
El Paso	14,700	264,600
Hess	4,800	409,008
Marathon Oil	34,100	1,817,871
Nexen	78,500	1,956,220
OPTI Canada*	88,800	21,524
Repsol YPF - ADR	27,100	933,595
USEC*	14,500	63,800
		6,544,758
Healthcare - 5.0%
Abbott Laboratories	12,700	622,935
Johnson & Johnson	18,400	1,090,200
Pfizer	60,100	1,220,631
		2,933,766
Industrials - 0.4%
Tyco International	5,500	246,235

Information Technology - 4.9%
Automatic Data Processing	36,000	1,847,160
Cisco Systems	2,100	36,015
Hewlett-Packard	3,800	155,686
Xerox	77,500	825,375
		2,864,236
Insurance - 8.5%
Alterra Capital Holdings	17,100	382,014
Arch Capital Group*	4,600	456,274
Berkshire Hathaway, Class B*	10,100	844,663
Donegal Group, Class A	9,200	123,004
First American Financial	14,100	232,650

Loews	25,200	1,085,868
Platinum Underwriters Holdings	31,200	1,188,408
State Auto Financial	38,000	692,360
		5,005,241
Metals & Mining - 9.8%
AngloGold Ashanti - ADR	4,500	215,775
Barrick Gold	35,200	1,827,232
Gold Fields - ADR	119,400	2,084,724
Newmont Mining	29,000	1,582,820
Northgate Minerals*	34,800	93,960
		5,804,511
Paper & Forest Products - 3.3%
Domtar	16,550	1,518,959
Neenah Paper	19,400	426,218
		1,945,177
Real Estate - 2.3%
Forestar Group*	16,900	321,438
Post Properties	25,800	1,012,650
Thomas Properties Group*	1,900	6,365
		1,340,453
Telecommunication Services - 0.7%
Telephone & Data Systems	11,900	401,030

Utilities - 6.1%
Calpine*	2,588	41,072
Calpine - Escrow Shares*	1,075,000	99,437
FirstEnergy	42,454	1,574,619
GenOn Energy*	390,654	1,488,392
Public Service Enterprise Group	12,100	381,271
		3,584,791
Total Common Stocks
(Cost $34,994,160)		39,567,390

CONVERTIBLE CORPORATE BONDS - 21.9%	Par
Consumer Staples - 2.4%
Archer Daniels
0.875%, 02/15/2014	$825,000	917,812
Chiquita Brands
4.250%, 08/15/2016	100,000	104,000
Smithfield Foods
4.000%, 06/30/2013	325,000	408,688
		1,430,500
Diversified Financial Services - 0.5%
PHH
4.000%, 09/01/2014	300,000	333,375

Energy - 4.1%
Penn Virginia
4.500%, 11/15/2012	250,000	258,125
USEC
3.000%, 10/01/2014	2,700,000	2,133,000
		2,391,125
Healthcare - 5.7%
Amgen
0.375%, 02/01/2013	400,000	397,500
Charles River Laboratories International
2.250%, 06/15/2013	550,000	573,375
Chemed
1.875%, 05/15/2014	275,000	287,031
Gilead Sciences
0.625%, 05/01/2013	350,000	426,563

Greatbatch
2.250%, 06/15/2013	700,000	705,250
Hologic
2.000%, 12/15/2013	150,000	144,750
Medtronic,
Series A
1.500%, 04/15/2011	625,000	625,000
Series B
1.625%, 04/15/2013	225,000	231,750
		3,391,219
Industrials - 1.3%
Trinity Industries
3.875%, 06/01/2036	525,000	572,250
UAL
4.500%, 06/30/2021	175,000	177,415
		749,665
Information Technology - 4.3%
Advanced Micro Devices
5.750%, 08/15/2012	575,000	593,687
Anixter International
1.000%, 02/15/2013	1,425,000	1,788,375
Comtech Telecommunications
3.000%, 05/01/2029	150,000	155,438
		2,537,500
Metals & Mining - 2.4%
Century Aluminum
1.750%, 08/01/2024	100,000	101,750
Kinross Gold
1.750%, 03/15/2028	550,000	550,000
1.750%, 03/15/2028 (a)	100,000	100,000
Newmont Mining
1.250%, 07/15/2014	150,000	197,812
Northgate Minerals
3.500%, 10/01/2016	225,000	222,469
RTI International
3.000%, 12/01/2015	200,000	232,000
		1,404,031
Utilities - 1.2%
Unisource Energy
4.500%, 03/01/2035	650,000	690,625
Total Convertible Corporate Bonds
(Cost $11,978,124)		12,928,040

CORPORATE BOND - 1.2%
Utilities - 1.2%
Edison Mission Energy	Par
7.000%, 05/15/2017
(Cost $688,108)	$850,000	682,125

STAPLED UNIT - 0.7%
Paper & Forest Products - 0.7%	Shares
TimberWest Forest
(Cost $519,290)	72,678	408,556

CONVERTIBLE PREFERRED STOCK - 0.3%
Energy - 0.3%
El Paso Energy Capital Trust
(Cost $140,805)	4,000	177,000

SHORT-TERM INVESTMENT - 9.0%
Invesco Short-Term Treasury Portfolio, 0.020%
(Cost $5,324,034)	5,324,034	5,324,034
Total Investments - 100.3%
Cost ($53,644,521)		59,087,145
Other Assets and Liabilites, Net - (0.3)%		(202,617)
Total Net Assets - 100.0%		$58,884,528

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2011, the value of this investment was $100,000 or 0.2% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$39,467,953	$-	$99,437	$39,567,390
Convertible Bonds	-	12,928,040	-	12,928,040
Corporate Bond	-	682,125	-	682,125
Stapled Unit	408,556	-	-	408,556
Convertible Preferred Stock	177,000	-	-	177,000
Short-Term Investment	5,324,034	-	-	5,324,034
Total Investments	$45,377,543	$13,610,165	$99,437	$59,087,145

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Common Stocks- Utilities
Balance as of 12/31/2010		$86,000
Accrued discounts/ premiums		-
Realized gain (loss)		-
Change in net unrealized appreciation		13,437
Purchases		-
(Sales)		-
Transfers in and/or out of Level 3		-
Balance as of 3/31/2011		$99,437
Net unrealized appreciation of Level 3 securities as of March 31, 2011		$13,312

Prospector Opportunity Fund

Description	Shares	Value
COMMOM STOCKS - 90.7%
Banks - 11.7%
Abington Bancorp	2,000	$24,460
AJS Bancorp	8,958	71,664
Bancorp*	950	8,769
Cape Bancorp*	10,900	107,256
Chicopee Bancorp*	26,200	370,730
Clifton Savings Bancorp	21,900	259,953
Fifth Third Bancorp	38,000	527,440
First Defiance Financial*	23,800	339,150
Fox Chase Bancorp	25,902	360,556
Guaranty Bancorp*	26,500	34,185
Hampden Bancorp	6,500	86,320
Metro Bancorp*	9,600	118,560
Northern Trust	6,800	345,100
Northwest Bancshares	53,600	672,144
Ocean Shore Holding	4,572	59,436
OmniAmerican Bancorp*	24,400	386,496
Oriental Financial Group	27,400	343,870
Oritani Financial	48,550	615,614
Popular*	41,533	120,861
State Bancorp	24,014	249,505
Territorial Bancorp	13,100	260,952
ViewPoint Financial Group	47,100	612,300
Westfield Financial	30,000	271,800
		6,247,121
Brokers - 0.7%
MF Global Holdings*	47,100	389,988
Chemicals - 1.4%
Air Products & Chemicals	4,500	405,810
RPM International	14,000	332,220
		738,030
Consumer Discretionary - 4.7%
American Eagle Outfitters	15,600	247,884
Fortune Brands	4,900	303,261
Home Depot	7,200	266,832
Matthews International, Class A	10,000	385,500
Morton's Restaurant Group*	15,100	108,871
NVR*	1,050	793,800
Yum! Brands	8,000	411,040
		2,517,188
Consumer Staples - 10.4%
Church & Dwight	11,050	876,707
Clorox	11,700	819,819
Coca-Cola	9,500	630,325
Foster's Group	110,900	656,138
Molson Coors Brewing, Class B	18,100	848,709
PepsiCo	11,400	734,274
Philip Morris International	4,600	301,898
Viterra	10,600	128,578
Wal-Mart Stores	10,500	546,525
		5,542,973
Containers & Packaging - 0.8%
Silgan Holdings	11,300	430,982
Diversified Financial Services - 9.7%
Citigroup*	98,700	436,254
Franklin Resources	11,500	1,438,420
Invesco	30,900	789,804

JPMorgan Chase	17,500	806,750
Leucadia National	34,100	1,280,114
PICO Holdings*	13,200	396,792
		5,148,134
Energy - 6.4%
Hess	10,800	920,268
Marathon Oil	23,100	1,231,461
Murphy Oil	3,500	256,970
Nexen	39,900	994,308
		3,403,007
Healthcare - 6.6%
American Medical Systems Holdings*	30,400	657,856
Humana*	4,200	293,748
Johnson & Johnson	6,800	402,900
Merck & Co.	13,148	434,015
Molina Healthcare*	8,700	348,000
Pfizer	26,100	530,091
WellPoint	12,300	858,417
		3,525,027
Industrials - 3.2%
Alliant Techsystems	3,700	261,479
Briggs & Stratton	27,000	611,550
Graco	9,800	445,802
Tyco International	8,300	371,591
		1,690,422
Information Technology - 10.3%
Automatic Data Processing	10,500	538,755
BMC Software*	9,300	462,582
Cisco Systems	19,200	329,280
EMC*	21,800	578,790
Hewlett-Packard	14,000	573,580
Marvell Technology Group*	7,900	122,845
Microsoft	14,500	367,720
NetApp*	11,100	534,798
Symantec*	8,800	163,152
Synopsys*	13,900	384,335
Teradata*	5,200	263,640
Visa, Class A	4,500	331,290
Xerox	41,270	439,526
Xilinx	11,600	380,480
		5,470,773
Insurance - 12.2%
Alleghany*	682	225,854
Alterra Capital Holdings	26,600	594,244
AON	11,500	609,040
Arch Capital Group*	6,000	595,140
Arthur J. Gallagher	8,900	270,649
Aspen Insurance Holdings	14,800	407,888
Assurant	9,500	365,845
Catlin Group	39,400	228,110
Cincinnati Financial	11,400	373,920
MetLife	10,500	469,665
Penn Millers Holding*	21,105	300,746
Platinum Underwriters Holdings	29,400	1,119,846
Progressive	14,800	312,724
Unum Group	16,900	443,625
Wesco Financial Group	427	166,189
		6,483,485
Metals & Mining - 6.4%
Gold Fields - ADR	58,600	1,023,156
Kinross Gold	48,100	757,575
Newmont Mining	28,300	1,544,614
Victoria Gold*	96,500	81,619

		3,406,964
Paper & Forest Products - 0.2%
Domtar	1,058	97,103
Real Estate - 0.4%
Forestar Group*	3,600	68,472
Thomas Properties Group*	49,300	165,155
		233,627
Utilities - 5.6%
Ameren	7,200	202,104
American Electric Power	6,500	228,410
Calpine - Escrow Shares*	125,000	11,562
Empire District Electric	22,000	479,380
FirstEnergy	16,875	625,894
GenOn Energy*	63,537	242,076
NV Energy	35,300	525,617
TransAlta	8,500	179,206
Unitil	19,900	468,850
		2,963,099
Total Common Stocks
(Cost $41,778,677)		48,287,923

	Par	Value
Convertible Bonds - 1.4%
Brokers - 0.4%
MF Global Holdings
1.875%, 02/01/2016	$225,000	230,906
Industrials - 0.3%
Alliant Techsystems
3.000%, 08/15/2024	150,000	166,500
Information Technology - 0.3%
Symantec
0.750%, 06/15/2011	125,000	129,375
Metals & Mining - 0.4%
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	150,000
1.750%, 03/15/2028	75,000	75,000
		225,000
Total Convertible Bonds
(Cost $727,426)		751,781

Corporate Bonds - 0.7%
Diversified Financial Services - 0.4%
Leucadia National
7.000%, 08/15/2013	200,000	214,000
Information Technology - 0.3%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	176,664
Total Corporate Bonds
(Cost $330,919)		390,664

	Shares
Short-Term Investment - 8.4%
Invesco Short-Term Treasury Portfolio, 0.020%
(Cost $4,476,685)	4,476,685	4,476,685
Total Investments - 101.2%
(Cost $47,313,707)		53,907,053
Other Assets and Liabilities, Net - (1.2)%		(639,591)
Total Net Assets - 100.0%		$53,267,462

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2011, the value of this investment was $150,000 or 0.3% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$48,276,361	$-	$11,562	$48,287,923
Convertible Bonds	-	751,781	-	751,781
Corporate Bonds	-	390,664	-	390,664
Short-Term Investment	4,476,685	-	-	4,476,685
Total Investments	$52,753,046	$1,142,445	$11,562	$53,907,053

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Common Stocks-Utilities
Balance as of 12/31/2010		$10,000
Accrued discounts/ premiums		-
Realized gain (loss)		-
Change in net unrealized appreciation		1,562
Purchases		-
(Sales)		-
Transfer in and/or out of Level 3		-
Balance as of 3/31/2011		$11,562
Net unrealized appreciation of Level 3 securities as of March 31, 2011		$11,562

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$53,644,521	$47,313,707

Gross unrealized appreciation	8,509,356	7,438,369
Gross unrealized depreciation	(3,066,732)	(845,023)
Net unrealized appreciation (depreciation)	$5,442,624	$6,593,346

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/John D. Gillespie
                                                 John D. Gillespie, President

Date   May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                                 John D. Gillespie, President

Date   May 25, 2011

By (Signature and Title) /s/ Peter N. Perugini
                                                 Peter N. Perugini, Treasurer

Date     May 25, 2011